As filed with the U.S. Securities and Exchange Commission on December 17, 2010

Securities Act File No. 333-92935

Investment Company Act File No. 811-09729

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 492	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 492

(Check appropriate box or boxes)

iShares Trust

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code (415) 597-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

ANDREW JOSEF, ESQ.
MARGERY K. NEALE, ESQ.	BENJAMIN J. HASKIN, ESQ.	BLACKROCK INSTITUTIONAL
WILLKIE FARR & GALLAGHER LLP	WILLKIE FARR & GALLAGHER LLP	TRUST COMPANY, N.A.
787 SEVENTH AVENUE	1875 K STREET, NW	400 HOWARD STREET
NEW YORK, NY 10019-6099	WASHINGTON, DC 20006-1238	SAN FRANCISCO, CA 94105

Continuous

(December 17, 2010)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)

☐	on pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Funds, each a series of the Trust:

iShares FTSE China (HK Listed) Index Fund

iShares FTSE Developed Small Cap ex-North America Index Fund

iShares FTSE/Xinhua China 25 Index Fund

iShares MSCI ACWI ex US Consumer Discretionary Sector Index Fund

iShares MSCI ACWI ex US Consumer Staples Sector Index Fund

iShares MSCI ACWI ex US Energy Sector Index Fund

iShares MSCI ACWI ex US Financials Sector Index Fund

iShares MSCI ACWI ex US Health Care Sector Index Fund

iShares MSCI ACWI ex US Index Fund

iShares MSCI ACWI ex US Industrials Sector Index Fund

iShares MSCI ACWI ex US Information Technology Sector Index Fund

iShares MSCI ACWI ex US Materials Sector Index Fund

iShares MSCI ACWI ex US Telecommunication Services Sector Index Fund

iShares MSCI ACWI ex US Utilities Sector Index Fund

iShares MSCI ACWI Index Fund

iShares MSCI All Country Asia ex Japan Index Fund

iShares MSCI EAFE Growth Index Fund

iShares MSCI EAFE Index Fund

iShares MSCI EAFE Small Cap Index Fund

iShares MSCI EAFE Value Index Fund

iShares MSCI Emerging Markets Financials Sector Index Fund

iShares MSCI Emerging Markets Materials Sector Index Fund

iShares MSCI Europe Financials Sector Index Fund

iShares MSCI Far East Financials Sector Index Fund

iShares MSCI Kokusai Index Fund

iShares NYSE 100 Index Fund

iShares NYSE Composite Index Fund

iShares PHLX SOX Semiconductor Sector Index Fund

iShares S&P North American Natural Resources Sector Index Fund

iShares S&P North American Technology Sector Index Fund

iShares S&P North American Technology-Multimedia Networking Index Fund

iShares S&P North American Technology-Software Index Fund

iShares S&P Target Date Retirement Income Index Fund

iShares S&P Target Date 2010 Index Fund

iShares S&P Target Date 2015 Index Fund

iShares S&P Target Date 2020 Index Fund

iShares S&P Target Date 2025 Index Fund

iShares S&P Target Date 2030 Index Fund

iShares S&P Target Date 2035 Index Fund

iShares S&P Target Date 2040 Index Fund

iShares S&P Conservative Allocation Fund

iShares S&P Moderate Allocation Fund

iShares S&P Growth Allocation Fund

iShares S&P Aggressive Allocation Fund

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 492 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 17th day of December 2010.

iShares Trust
By:
Michael Latham*
President and Trustee

Date:	December 17, 2010

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 492 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Michael Latham*
President and Trustee

Date: December 17, 2010

John E. Martinez*
Trustee

Date: December 17, 2010

George G. C. Parker*
Trustee

Date: December 17, 2010

Cecilia H. Herbert*
Trustee

Date: December 17, 2010

Charles A. Hurty*
Trustee

Date: December 17, 2010

John E. Kerrigan*
Trustee

Date: December 17, 2010

Robert H. Silver*
Trustee

Date: December 17, 2010

Darrell Duffie*
Trustee

Date: December 17, 2010

Robert S. Kapito*
Trustee

Date: December 17, 2010

/S/ Jack Gee
Jack Gee
Treasurer

Date: December 17, 2010

/s/ Jack Gee
* By: Jack Gee
Attorney-in-fact

Date: December 17, 2010

*	Powers of Attorney, each dated May 26, 2010, for Michael A. Latham, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, Robert H. Silver, George G.C. Parker, John E. Martinez, J. Darrell Duffie, Jack Gee and Robert S. Kapito are incorporated herein by reference to PEA No. 444.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase